Consolidated Statements of Cash Flows 2020 and 2021 - USD ($)	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (loss)	$ (144,837)	$ (513,045)
Changes in operating assets and liabilities:
Net cash used in operating activities	(300,944)	(587,016)
CASH FLOWS FROM INVESTING ACTIVITIES:
NET CASH USED IN INVESTING ACTIVITIES	(65,000,000)	(195,262)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock to sponsor	25,000	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	65,827,569	433,334
CASH - BEGINNING OF PERIOD		0
CASH - END OF PERIOD	0	0	$ 0
Cardio Diagnostics [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (loss)			(620,448)	$ (605,164)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization			16,000	10,667
Stock-based compensation expense			60,000	589,263
Adjustment to patent deposits contributed by shareholders			(3,279)
Changes in operating assets and liabilities:
Accounts receivable			(901)
Prepaid expenses and other current assets			(31,009)	(8,067)
Accounts payable and accrued expenses			(5,654)	39,160
Net cash used in operating activities			(585,291)	25,859
CASH FLOWS FROM INVESTING ACTIVITIES:
Deposit for acquisition			(250,000)
Patent costs incurred			(114,029)	(29,910)
NET CASH USED IN INVESTING ACTIVITIES			(364,029)	(29,910)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock to sponsor			1,120,000
Proceeds from stock to be issued			105,000	300,000
Payments on stock to be issued				(60,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES			1,225,000	240,000
NET INCREASE IN CASH			275,680	235,949
CASH - BEGINNING OF PERIOD		$ 512,767	237,087	1,138
CASH - END OF PERIOD	$ 512,767		512,767	237,087
Cash paid during the year for:
Interest
Non-cash investing and financing activities:
Common stock issued for intangible assets				80,000
Patent deposits contributed by shareholders				101,215
Common stock issued for SAFE agreements			$ 451,471